Financial Assets, Non-current - Summary of Financial Assets, Non-current (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Opening balance	kr 2,091
Opening balance	9,931
Translation differences	(2)	kr (124)
Closing balance	2,029	2,091
Closing balance	19,440	9,931
Other investment in shares and participations [member] | Financial assets, non-current [member]
Disclosure of financial assets [line items]
Opening balance	2,091	2,074
Additions	207	206
Disposals/repayments/deductions	(64)	(2)
Amortization	0	0
Change in value in funded pension plans	0	0
Revaluation	(202)	(185)
Reclassification	0	0
Translation differences	(3)	(2)
Closing balance	2,029	2,091
Interest bearing securities, non-current [member] | Financial assets, non-current [member]
Disclosure of financial assets [line items]
Opening balance	9,931	9,164
Additions	15,950	12,887
Disposals/repayments/deductions	(224)	(4,127)
Amortization	0	0
Change in value in funded pension plans	0	0
Revaluation	160	269
Reclassification	(6,377)	(8,262)
Translation differences	0	0
Closing balance	19,440	9,931
Other financial assets, non-current [member] | Financial assets, non-current [member]
Disclosure of financial assets [line items]
Opening balance	6,350	6,839
Additions	2,919	1,899
Disposals/repayments/deductions	(2,585)	(816)
Amortization	(136)	(457)
Change in value in funded pension plans	(960)	(1,033)
Revaluation	21	0
Reclassification	(455)	(65)
Translation differences	7	(17)
Closing balance	kr 5,161	kr 6,350